FEDERATED MDT LARGE CAP VALUE FUND

4000 Ericsson Drive
Warrendale, Pennsylvania 15086-7561

January 17, 2017

EDGAR Operations Branch

U.S. Securities and Exchange Commission

Division of Investment Management

100 F Street, N.E.

Washington, DC 20549

RE: FEDERATED MDT LARGE CAP VALUE FUND (the “Trust”)

(formerly, Federated MDT Stock Trust)

Class A Shares

Institutional Shares

Service Shares

R6 Shares

1933 Act File No. 2-75756

1940 Act File No. 811-3385

Dear Sir or Madam:

Pursuant to Rule 497(j) of the Securities Act of 1933, the above-referenced Trust hereby certifies that the definitive forms of Prospectus and Statement of Additional Information dated December 17, 2017, that would have been filed under Rule 497(c), do not differ from the forms of Prospectus and Statement of Additional Information contained in the most recent Registration Statement for the Trust. This Registration Statement was electronically filed 485(b) as Post-Effective amendment No. 62 on January 13, 2017.

If you have any questions regarding this certification, please contact me at (412) 288-8419.

Very truly yours,

/s/ Edward C. Bartley

Edward C. Bartley

Assistant Secretary